EQUITY-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
EQUITY-BASED COMPENSATION

15. EQUITY-BASED COMPENSATION

The Board grants various awards to certain employees and service providers for their time and commitment to the Company. The awards are designed to share in the equity value appreciation of the Company and are granted under various plans either directly by the Company, a Company subsidiary or indirectly through various management holdco entities. Awards granted are in the form of common units, profits units or an equivalent to a profits unit (membership interest or phantom unit) that corresponds to common units or profits units as applicable. Additionally, the boards of certain consolidated subsidiaries grant awards through plans in the form of profits units or phantom units that corresponds to profits units, designed to share in the equity value appreciation of each respective subsidiary.

The following table summarizes the Company’s plans, entities and awards authorized as of December 31, 2020:

Plan	Entities	Awards	Total Units Authorized As of December 31, 2020
Management Awards	WME Iris Management Holdco, LLC WME Iris Management Holdco II, LLC WME Iris Management III Holdco, LLC WME Iris Management IV Holdco, LLC WME Iris Management V Holdco, LLC WME Iris Management VI Holdco, LLC	Profits Units & Phantom Units	365,712,946
SCP Awards	WME IMG SCP, LLC	Profits Units & Phantom Units	16,808,999
WME Holdco Awards	WME Holdco, LLC	Membership Units, Profits Units & Phantom Units	665,247,103
	WME Holdco SPV, LLC	Membership Units	8,020,278
UFC Management Awards	UFC Management Holdco, LLC UFC Management Holdco II, LLC	Profits Units & Phantom Units	357,290

Equity-based compensation by plan and total amounts included in selling, general and administrative expenses were as follows (in thousands):

	Years Ended December 31,
	2018	2019	2020
Management Awards	$41,853	$42,566	$16,500
SCP Awards	203	—	271
WME Holdco Awards	95,491	14,110	40,722
UFC Management Awards	11,107	38,892	31,742
Other various subsidiaries awards	1,190	5,620	2,036

Total equity-based compensation expense(1)	$149,844	$101,188	$91,271

(1)	Includes $0.7 million of expense from discontinued operations for the year ended December 31, 2018.

During the years ended December 31, 2018, 2019 and 2020, the Company modified certain award agreements primarily for the acceleration of vesting of units and adjustment to the Company’s optional repurchase price. The Company recorded additional equity-based compensation expense of $65.3 million, $16.9 million and $24.8 million, respectively, for these modifications.

The terms of each award, including vesting, forfeiture and repurchase terms, are fixed by the Board. Key grant terms include the following: (a) time-based vesting over two to five year period or fully vested at grant; (b) certain vesting acceleration upon the Company’s attainment of certain equity value thresholds and a qualifying sale transaction and (c) no repurchase or optional repurchase by the Company of all or part of any vested interests retained following termination of employment or service for 50% to 100% of fair market value. Terms of some awards granted also include performance-based vesting at graduated levels upon the Company’s attainment of certain EBITDA thresholds as measured on certain dates or of certain equity value thresholds as measured upon certain events.

The Company estimates the fair value of each award on the date of grant using a Black-Scholes option pricing model. Management is required to make certain assumptions with respect to selected model inputs. Expected volatility is based on comparable publicly traded companies’ stock movements. The expected life represents the period of time that the respective awards are expected to be outstanding. The risk free interest rate is based on the U.S treasury yield curve in effect at the time of grant. The key assumptions used for units granted in the years ended December 31, 2018, 2019 and 2020 are as follows:

	Risk-free Interest Rate	Expected Volatility	Expected Life (in years)	Expected Dividend Yield
Management, SCP & WME Holdco Awards
Year Ended December 31, 2018	1.99%-2.94%	35%-37.5%	1 to 5	0%
Year Ended December 31, 2019	1.59%-2.63%	35%	1 to 5	0%
Year Ended December 31, 2020	0.10%-0.36%	45%-47.5%	1 to 5	0%
UFC Management Awards
Year Ended December 31, 2019	1.73%-2.30%	30%-32.5%	1 to 5	0%
Year Ended December 31, 2020	0.14%	37.5%	1 to 5	0%

The following table summarizes the award activity for the year ended December 31, 2020:

	Time Vested Management		Performance Vested Management		Time Vested SCP		Time Vested WME Holdco		Time Vested UFC
	Units	Value*	Units	Value*	Units	Value*	Units	Value*	Units	Value*
Outstanding at January 1, 2020	228,188,617	$0.49	91,511,202	$0.23	19,208,581	$0.43	296,955,951	$0.69	253,350	$306.19
Granted	20,920,904	$0.38	—	$—	—	$—	8,020,278	$2.21	58,440	$859.88
Exercised	—	$—	—	$—	—	$—	—	$—	—	$—
Forfeited or expired	(15,344,656)	$0.54	(1,149,974)	$0.31	(2,399,582)	$0.43	(37,625,116)	$0.63	—	$—

Outstanding at December 31, 2020	233,764,865	$0.48	90,361,228	$0.23	16,808,999	$0.43	267,351,113	$0.75	311,791	$409.97

Expected to vest at December 31, 2020	233,764,865	$0.48	88,633,805	$0.24	16,808,999	$0.43	267,351,113	$0.75	311,791	$409.97

The weighted average grant-date fair value of awards granted under the Company’s various plans during the years ended December 31, 2018, 2019 and 2020 was $0.52, $6.90 and $2.61, respectively. As of December 31, 2020, total unrecognized compensation cost for unvested awards and the related remaining weighted average period for expensing is summarized below:

	Unrecognized Compensation Costs (in thousands)	Period Remaining (in years)
Management Awards	$19,839	1.5
UFC Management Awards	38,391	2.7
Various subsidiaries awards	432	1.9

In 2019, Zuffa redeemed 28,219.97 vested Zuffa Profits Units from two senior executives for an aggregate purchase price of $33.0 million. Of the $33.0 million purchase price, $24.4 million was paid in 2019 and $8.6 million will be paid in three equal installments due January 2020, January 2021 and January 2022. As of December 31, 2019 and 2020, the Company had $2.9 million in other current liabilities in the consolidated balance sheets for these redeemed units. As of December 31, 2019 and 2020, the Company had $5.7 million and $2.9 million, respectively, in other long-term liabilities in the consolidated balance sheets. Of the 28,219.97 vested Zuffa Profits Units that were redeemed, 23,070.97 were repurchased at fair value with the remaining being repurchased above fair value. As such, the Company recorded additional compensation expense of $1.7 million during the year ended December 31, 2019.

Put Rights

During 2018, the Company entered into arrangements with certain senior executives, whereby these individuals can elect to sell vested equity interests to the Company for payments up to $68.5 million. These rights were initially exercisable in January 2021. In 2020, the Company modified arrangements totaling $52.5 million to accelerate the exercise period to the fourth quarter of 2020 and these modified arrangements were fully exercised. The Company paid $26.0 million in the fourth quarter of 2020 and of the remaining $26.5 million, $22.5 million is due in 2021, $2.5 million is due in 2022 and $1.5 million is due in 2023. Also, arrangements totaling $11.0 million were cancelled and one arrangement totaling $5.0 million was modified to increase the put right to $6.0 million and move the exercise period for $3.0 million to April 2023 and $3.0 million to December 2024.

In addition, during 2020, the Company entered into arrangements with other senior executives, whereby these individuals can elect to sell vested equity interests to the Company for payments up to $23.5 million. These rights have exercise election periods ranging from December 2021 to April 2023. The Company has applied modification accounting as these put rights amended previously issued equity interests that were initially classified as liabilities and equity. The equity interests that were originally classified as equity have been reclassed to temporary equity, the mezzanine section between total liabilities and members’ equity on the consolidated balance sheets, because the exercise of the put option is outside the Company’s control. The fair value of the outstanding put rights as of December 31, 2019 totaled $68.5 million, with $24.8 million recorded in other long-term liabilities and $43.7 million recorded in redeemable equity. The fair value of the outstanding put rights as of December 31, 2020 totaled $28.4 million, with $5.9 million recorded in other long-term liabilities and $22.5 million recorded in redeemable equity.

Future Incentive Award

In March 2019, the Company issued equity-based compensation awards in the Company and in Zuffa to a senior executive (each a “Future Incentive Award”). The Future Incentive Awards are each based on achievement of various equity value thresholds of the Company and of Zuffa. The senior executive has a right to earn these awards through the term of his employment agreement, which expires on December 31, 2028.

Upon achieving the first equity value threshold of the Company, the senior executive will receive Catch-Up Profits Units (as defined in the award agreement) with a notional value equal to $25.0 million or restricted stock or restricted stock units valued at $28.0 million if an initial public offering (“IPO”) of the Company has occurred. For subsequent equity value thresholds of the Company, the senior executive will receive awards with a notional value equal to $12.5 million or, if an IPO of the Company has occurred, $14.0 million. Upon achieving each of the Zuffa equity value thresholds, the senior executive will receive awards as defined in the agreement with a notional value equal to $12.5 million or, if an IPO of Zuffa has occurred, $14.0 million. Upon achievement of each equity value threshold, the award will be granted with one-third of the award vesting on the grant date, one-third on the first anniversary of the grant date and the remaining one-third on the second anniversary of the grant date. Due to the variability of the number of units to be granted upon meeting a threshold, liability accounting is applied to the Future Incentive Award. Once a threshold is met, the profits units granted pursuant to the Future Incentive Awards are accounted as equity classified awards. The Company used a Monte Carlo simulation model to determine the fair value and the derived service periods of these Future Incentive Awards and the Black-Scholes option pricing model for the profits units granted upon meeting a threshold.

In June 2019 and December 2020, the first and second Zuffa equity value thresholds were met and the Company granted Zuffa profits units equal to a notional value of $12.5 million for each equity value threshold. For the years ended December 31, 2019 and 2020, total stock compensation expense for the Future Incentive Awards, including amounts for profits units granted, was $23.0 million and $6.3 million, respectively and amounts reclassed from the liability to equity for the profits units granted was $0.1 million and $2.5 million, respectively. As of December 31, 2019 and 2020, the Company has long-term liabilities of $20.8 million and $23.5 million, respectively, in its consolidated balance sheets. As of December 31, 2020, total unrecognized compensation costs for profits units granted but not yet vested is $1.3 million that will be expensed over the next two years.